INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
Components of Deferred Tax Assets and Liabilities
	As of December 31,
	2014	2015

Current deferred tax assets
Accrued expenses	$616,812	$301,218
Less: valuation allowance	(616,812)	(301,218)

Current deferred tax assets, net	$-	$-

Non-current deferred tax assets
Net operating loss carry forwards	2,100,763	4,083,163
Depreciation and amortization	-	133,548
Impairment on intangible assets	-	4,401,242
Less: valuation allowance	(2,100,763)	(8,617,953)

Non-current deferred tax assets, net	$-	$-

Income Taxes Expense
	For the years ended December 31,
	2013	2014	2015

Current	$722,971	$1,047,999	$796,866
Deferred	(10,569)	-	-

Total	$712,402	$1,047,999	$796,866

Effective Tax Rate

	For the years ended December 31,
	2013	2014	2015
	%	%	%

Applicable rate for reconciliation purpose (note)	25	25	(25)
Effect of tax holiday granted to PRC entities	(6.5)	(7.4)	(0.6)
Effect on tax rates in different tax jurisdiction	(2.3)	(7.1)	(6.6)
Tax effect of expenses that are not deductible in determining taxable profit (note)	1.1	1.0	2.2
Tax effect of allowable special deduction in determining taxable profit (note)	(14.9)	(16.8)	(17.3)
Change in valuation allowance	0.9	9.7	41.9

Effective tax rate for the year	3.3	4.4	(5.4)

Note:
The domestic tax rate in the jurisdiction where the operation of the Company is substantially based is used. Expenses that are not deductible included accrued salary and accrued bonus which exceeded the upper limit of deduction under the EIT Law. Special deduction is an extra 50% deduction allowable under the EIT Law in respect of qualifying product development expense incurred.

Tax Holidays
	For the years ended December 31,
	2013	2014	2015

Increase in income tax expense	$1,399,105	$1,758,665	$89,074

Impact on net income per ordinary share-basic	$0.00	$0.00	$0.00

Impact on net income per ordinary share-diluted	$0.00	$0.00	$0.00